SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2018
Schedule Of Significant Accounting Policies [Line Items]
Interest expenses incurred	$ 267,065	$ 252,600	$ 253,168
Interest expenses capitalized	37,483	29,033	134,838
Amortization of deferred financing costs	26,182	48,345	38,511
Amortization of deferred financing cost, capitalized	0	0	5,458
Impairment losses recognized on property and equipment	23,197	3,245	0
Gaming taxes and license fees	2,222,498	1,826,061	1,717,805
Advertising and promotional expenses	$ 87,773	$ 83,068	107,383
Percentage of tax benefit greater than likelihood	50.00%
Land concession contracts [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial contract term (in years)	25 years
Contract term of further renewable consecutive periods (in years)	10 years
Altira Macau - Taipa Land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial expiry dates of land use rights	2031-03
End dates of estimated term of the land use rights effective from October 1, 2015	2047-04
City of Dreams - Cotai Land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial expiry dates of land use rights	2033-08
End dates of estimated term of the land use rights effective from October 1, 2015	2049-05
Studio City - Studio City Land [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial expiry dates of land use rights	2026-10
End dates of estimated term of the land use rights effective from October 1, 2015	2055-10
Land Use Rights Assets [Member]
Schedule Of Significant Accounting Policies [Line Items]
Increase in net income			$ 6,763
Increase in basic and diluted earnings per share			$ 0.004
Reduction in amortization			$ 10,413
Accounting Standards Update 2014-09 [Member] | Subsequent Event [Member] | Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Reduction to retained earnings				$ 13,100
Accounting Standards Update 2016-01 [Member] | Subsequent Event [Member]
Schedule Of Significant Accounting Policies [Line Items]
Reduction to retained earnings				$ 1,150
Buildings [Member]
Schedule Of Significant Accounting Policies [Line Items]
Reduction in depreciation			5,827
Increase in net income			$ 5,827
Increase in basic and diluted earnings per share			$ 0.004
Buildings [Member] | Altira Macau [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial useful lives of property plant and equipment	25 years
Revised estimated useful lives of property plant and equipment effective from October 1, 2015	40 years
Buildings [Member] | City of Dreams [Member]
Schedule Of Significant Accounting Policies [Line Items]
Initial useful lives of property plant and equipment	25 years
Revised estimated useful lives of property plant and equipment effective from October 1, 2015	40 years